Accrued Liabilities and Other Payables (Details) - Schedule of Accrued Liabilities and Other Payables - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued professional service fees		$ 97,412	$ 121,139
Accrued technical service fees			25,845
Accrued FINRA fine	[1]	125,550	125,550
Accrued interest		746,411
Others		100,897	98,163
Total		$ 1,070,270	$ 370,697

[1]	See Note 17.